MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN
Total expenses for the plan	$ 3,542,000	22,064,000	12,939,000	8,295,000